Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Components
Balance Sheet Components

3. Balance Sheet Components

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and money market funds with maturities of three months or less when purchased.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Credit card processing reserve	$5,007	$2,650
Restricted cash	2,920	2,920
Prepaid expenses	1,260	2,460
Other current assets	765	1,434
Prepaid expenses and other current assets	$9,952	$9,464

Restricted cash consisted of cash pledged as collateral for a letter of credit for the Company’s new headquarters in San Francisco. The Company recorded an impairment charge of $3.4 million related to prepaid expenses and other current assets for the nine months ended September 30, 2020, in connection with a lease agreement for corporate facilities.

Property and Equipment, Net

Property and equipment consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Capitalized internal-use software	$6,591	$3,554
Computer equipment and servers	539	458
Leasehold improvements	114	143
Furniture and fixtures	184	238
Construction in progress	468	519
Total property and equipment	7,896	4,912
Accumulated depreciation and amortization	(2,327)	(1,264)
Property and equipment, net	$5,569	$3,648

Depreciation and amortization expense related to property and equipment was $1.1 million and $0.5 million during the nine months ended September 30, 2020 and 2019, respectively.

Other Current Liabilities

Other current liabilities consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Accrued sales and marketing expenses	$13,111	$1,542
Other accrued expenses	3,603	2,032
Accrued compensation	3,419	2,532
End-user liability, net	2,896	1,431
Other current liabilities	$23,029	$7,537

3. Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Restricted Cash	$2,920	$—
Credit card processing deposit	2,650	981
Prepaid expenses	2,460	448
Other current assets	1,434	808
Prepaid expenses and other current assets	$9,464	$2,237

Restricted cash consisted of cash pledged as collateral for a letter of credit for the Company’s new headquarters in San Francisco.

Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Capitalized internal-use software	$3,554	$1,407
Computer equipment and servers	458	220
Leasehold improvements	143	60
Furniture and fixtures	238	40
Construction in progress	519	—
Total property and equipment	4,912	1,727
Accumulated depreciation and amortization	(1,264)	(554)
Property and equipment, net	$3,648	$1,173

Depreciation and amortization expense related to property and equipment was $0.7 million and $0.4 million in 2019 and 2018, respectively.

Other Current Liabilities

Other current liabilities consisted of the following as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Accrued compensation	$2,532	$928
End-user liability, net	1,431	633
Accrued sales and marketing expenses	1,542	—
Other accrued expenses	2,032	1,129
Derivative liability (Note 4 and Note 5)	—	3,649
Other current liabilities	$7,537	$6,339